CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011
OPERATING ACTIVITIES:
Net (loss)/income	$ (94,040)	$ 78,998	$ 74,623
Adjustments to reconcile net (loss)/income to net cash provided by operating activities:
Share-based compensation costs	14,556	15,413	8,746
Depreciation	48,917	48,018	46,008
Amortization of intangible assets	12,262	15,761	14,718
Amortization of debt issuance costs	1,556	2,194	3,088
Goodwill and intangible assets impairment	94,651	5,178
Deferred income taxes	16,957	(15,323)	(1,804)
Uncertain tax positions	469	335	(3,699)
Excess tax benefits from share-based compensation	(19)	(462)	(291)
(Gain)/loss on disposal of property, plant and equipment	(682)	141	338
Provision for doubtful accounts	4,507	6,863	4,361
Other	1,771	4,777	(988)
Changes in operating assets and liabilities:
Decrease/(increase) in trade receivables	1,561	(99,690)	(135,076)
Increase in other current assets	(28,226)	(1,168)	(21,664)
(Decrease)/increase in trade payables	(11,871)	41,518	72,185
(Decrease)/increase in accrued liabilities and other liabilities	(21,595)	15,375	12,340
Net cash provided by operating activities	40,774	117,928	72,885
INVESTING ACTIVITIES:
Purchases of property, plant and equipment, excluding software	(49,728)	(45,682)	(39,228)
Proceeds from disposals of property, plant and equipment	3,475	5,020	2,480
Purchases of software and other intangible assets	(36,692)	(39,003)	(19,645)
Net decrease/(increase) in other non-current assets	847	(5,975)	(1,811)
Acquisitions and related payments	(888)		(3,449)
Other	134	(29)	(570)
Net cash used in investing activities	(82,852)	(85,669)	(62,223)
FINANCING ACTIVITIES:
Borrowings from bank lines of credit	328,894	183,496	128,920
Repayments of bank lines of credit	(306,851)	(251,964)	(29,988)
Net repayments under revolving lines of credit	(7,552)	(26,404)	(33,817)
Net increase/(decrease) in short-term borrowings	174	(6,353)	(9,901)
Proceeds from issuances of long-term borrowings	200,869	154,744	84
Repayments of long-term borrowings	(205,000)	(36,133)	(68,169)
Debt issuance costs	(1,745)	(2,153)
Repayments of capital lease obligations	(17,384)	(18,824)	(19,202)
Acquisitions of non-controlling interests	(1,920)	(13,196)	(8,323)
Distributions to non-controlling interests and other	(2,837)	(2,469)	(5,453)
Ordinary shares settled under share-based compensation plans	(3,130)	(2,035)
Proceeds from issuance of ordinary shares	2,502	2,091	5,456
Excess tax benefits from share-based compensation	19	462	291
Dividends paid	(6,223)	(6,165)	(6,144)
Net cash used in financing activities	(20,184)	(24,903)	(46,246)
Effect of foreign exchange rate changes on cash and cash equivalents	(22,223)	(12,390)	11,595
Net decrease in cash and cash equivalents	(84,485)	(5,034)	(23,989)
Cash and cash equivalents at beginning of period	321,761	326,795	350,784
Cash and cash equivalents at end of period	$ 237,276	$ 321,761	$ 326,795